Inventory and Contracts in Progress Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory and contracts in progress [abstract]
Total costs incurred contract in progress	€ 973
Total profid recognized contracts in progress	293
Total contracts in progress included in work in progress		€ 1,155	€ 722
Total amount inventory written off as an expense	€ 48	€ 98	€ 88